Derivatives - Hedge accounting (Details) - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Assets Fair Value	kr 7,650	kr 6,529
Liabilities Fair Value	21,554	21,934
Derivatives
Disclosure of detailed information about financial instruments
Nominal amounts	477,428	457,772
Interest rate-related contracts
Disclosure of detailed information about financial instruments
Assets Fair Value	4,460	3,842
Liabilities Fair Value	12,649	10,207
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Nominal amounts	291,255	280,808
Currency-related contracts
Disclosure of detailed information about financial instruments
Assets Fair Value	2,773	2,630
Liabilities Fair Value	7,331	8,799
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Nominal amounts	166,190	162,870
Equity-related contracts
Disclosure of detailed information about financial instruments
Assets Fair Value	417	57
Liabilities Fair Value	1,402	2,755
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Nominal amounts	21,578	16,014
Contracts related to commodities, credit risk, etc.
Disclosure of detailed information about financial instruments
Liabilities Fair Value	172	173
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments
Nominal amounts	kr (1,595)	kr (1,920)